Income taxes (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Beginning and Ending Liability for Unrecognized Tax Benefits that Do Not Meet More-Likely-than-not Threshold

A reconciliation of the beginning and ending liability for unrecognized tax benefits that do not meet the more-likely-than-not threshold were as follows:

	Year ended December 31,
	2011	2010
Balance beginning	$8,138	$30,693
Additions for tax positions related to current year	2,052	1,515
Additions for tax positions related to prior years	786	69
Reductions for tax positions related to prior years	(2,033)	(24,139)

Balance ending	$8,943	$8,138

Components of Income Tax Expense

Income tax expense consisted of the following:

	Year ended December 31,
	2011	2010	2009
Current:
Federal	$217,885	$153,502	$193,181
State	44,403	31,338	34,415
Deferred:
Federal	46,779	67,901	44,376
State	6,659	7,498	6,493

	$315,726	$260,239	$278,465

Allocation of Income Tax Expense

The allocation of income tax expense was as follows:

	Year ended December 31,
	2011	2010	2009
Continuing operations	$315,744	$260,052	$278,213
Discontinued operations	675	187	252
Loss on discontinued operations	(693)	—	—

	$315,726	$260,239	$278,465

Deferred Tax Assets and Liabilities Arising from Temporary Differences

Deferred tax assets and liabilities arising from temporary differences were as follows:

	December 31,
	2011	2010
Receivables	$125,159	$110,332
Alliance and product supply agreement	7,775	9,849
Accrued liabilities	163,770	127,073
Net operating loss carryforwards	118,745	11,272
Other	64,120	49,096

Deferred tax assets	479,569	307,622
Valuation allowance	(15,642)	(10,998)

Net deferred tax assets	463,927	296,624

Intangible assets	(439,203)	(377,456)
Property and equipment	(164,404)	(110,472)
Other	(3,036)	(4,072)

Deferred tax liabilities	(606,643)	(492,000)

Net deferred tax liabilities	$(142,716)	$(195,376)

Reconciliation between our Effective Tax Rate from Continuing Operations and U.S. Federal Income Tax Rate

The reconciliation between the Company’s effective tax rate from continuing operations and the U.S. federal income tax rate is as follows:

	Year ended December 31,
	2011	2010	2009
Federal income tax rate	35.0%	35.0%	35.0%
State taxes, net of federal benefit	4.1	3.9	3.7
Changes in deferred tax valuation allowances	(0.3)	(0.1)	0.2
Other	0.8	0.2	0.8
Impact of noncontrolling interests primarily attributable to non-tax paying entities	(4.2)	(4.0)	(3.0)

Effective tax rate	35.4%	35.0%	36.7%